Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Parent Entity Financial Information [Abstract]
Summary Of Parent Entity Financial Information Explanatory	The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Balance Sheet
Current Assets	28,850	4,948
Total Assets	890,120	853,380

Current Liabilities	11,941	9,210
Total Liabilities	15,282	13,227

Shareholders' Equity
Issued Capital	1,249,123	1,165,309
Reserves
Foreign Currency Translation Reserve	(261,377)	(227,441)
Share Options Reserve	86,274	82,619
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(212,165)	(193,317)
	874,824	840,139

Loss for the period	(18,848)	(19,305)
Total comprehensive loss for the period	(18,848)	(19,305)
(1)We have corrected for immaterial errors in the year ended June 30, 2022 within the parent entity note disclosure above. We do not believe this correction is material to the consolidated financial statements in any period presented.